Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Broker Warrants	Consultant Warrants	Warrants Issued on Conversion of Convertible Notes	Private Placement Common Share Issuance Warrants	Total
As at December 31, 2015	271,742	380,000	-	-	651,742
RTO adjustment**	53,507	74,860	-	-	128,367
After RTO	325,249	454,860	-	-	780,109
Less: Exercised	-	(131,365)	-	-	(131,365)
Less: Expired	-	(245,695)	-	-	(245,695)
Add: Issued	-	622,500	-	-	622,500
As at December 31, 2016	325,249	700,300	-	-	1,025,549
Less: Expired/cancelled	-	(39,584)	-	-	(39,584)
Add: Issued	55,433	255,750	-	390,744	701,927
As at March 31, 2017	380,682	916,466	-	390,744	1,687,892
Less: Expired/cancelled	-	-	-	-	-
Add: Issued	225,040	62,500	2,734,530	641,384	3,663,454
As at June 30, 2017	605,722	978,966	2,734,530	1,032,128	5,351,346
Less: Expired/cancelled***	(19,935)	(317,800)	-	-	(337,735)
Add: Issued	21,055	47,500	-	131,594	200,149
As at September 30, 2017	606,842	708,666	2,734,530	1,163,722	5,213,760
Less: Exercised	(112,798)	(140,000)	-	-	(252,798)
Less: Expired	-	(25,000)	-	-	(25,000)
Add: Issued	-	98,806	-	-	98,806
As at December 31, 2017	494,044	642,472	2,734,530	1,163,722	5,034,768
Exercise Price	$ 0.78-$3.00	$ 2.00-$7.59	$ 2.00	$ 3.00
Expiration Date	March 2018 to July 2022	January 2018 to September 2020	March 2020 to November 2022	April 2020 to July 2020

	Broker Warrants	Consultant Warrants	Warrants with Convertible Notes*	Private Placement Common Share Issuance Warrants	Total
As at December 31, 2015	271,742	380,000	-	-	651,742
RTO adjustment**	53,507	74,860	-	-	128,367
After RTO	325,249	454,860	-	-	780,109
Less: Exercised	-	(131,365)	-	-	(131,365)
Less: Expired	-	(245,695)	-	-	(245,695)
Add: Issued	-	622,500	-	-	622,500
As at December 31, 2016	325,249	700,300	-	-	1,025,549
Less: Expired/cancelled	-	(50,000)	-	-	-
Add: Issued	55,433	255,750	-	390,744	701,927
As at March 31, 2017	380,682	906,050	-	390,744	1,677,476
Exercise Price	$ 0.75-$3.00	$ 0.84-$3.00	$ 2.00	$ 3.00
Expiration Date	September 2017 to March 2022	October 2017 to March 2020	March 2021 to November 2021	March 2020